Other liabilities (Details) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Current
Accrued expenses		₨ 21,844		₨ 20,055
Employee benefits payable		7,474		5,662
Statutory dues payable		4,571		3,675
Deferred revenue	[1]	812		1,235
Advance from customers		1,169		1,341
Others		3,602		2,024
Current liabilities		39,472	$ 480	33,992
Non-current
Deferred revenue	[1]	1,555		1,597
Others		1,293		825
Non-current liabilities		₨ 2,848	$ 35	₨ 2,422

[1]	Refer to Note 22 (“Revenue from contracts with customers and trade receivables”) for details of deferred revenue.